Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Loans (CHF million)
Gross loans	225,482	220,254
of which held at amortized cost	204,967	199,561	188,944
of which held at fair value	20,515	20,693
Net (unearned income)/deferred expenses	(136)	(98)
allowance for loan losses	(742)	(722)	(733)	(832)
Net loans	224,604	219,434
Impaired loan portfolio (CHF million)
Non-performing loans	690	520
Non-interest-earning loans	263	220
Total non-performing and non-interest-earning loans	953	740
Restructured loans	36	13
Potential problem loans	437	619
Total other impaired loans	473	632
Gross impaired loans	1,426	1,372
Switzerland
Loans (CHF million)
Gross loans	133,757	132,477
Foreign
Loans (CHF million)
Gross loans	91,725	87,777
Consumer
Loans (CHF million)
Gross loans	107,925	105,570
of which held at amortized cost	107,914	105,561	102,431
allowance for loan losses	(173)	(159)	(147)	(157)
Impaired loan portfolio (CHF million)
Non-performing loans	306	266
Non-interest-earning loans	46	46
Total non-performing and non-interest-earning loans	352	312
Restructured loans	0	0
Potential problem loans	46	113
Total other impaired loans	46	113
Gross impaired loans	398	425
Mortgages
Loans (CHF million)
Gross loans	77,570	75,461
of which held at amortized cost	77,570	75,461
Impaired loan portfolio (CHF million)
Non-performing loans	135	126
Non-interest-earning loans	7	5
Total non-performing and non-interest-earning loans	142	131
Restructured loans	0	0
Potential problem loans	32	43
Total other impaired loans	32	43
Gross impaired loans	174	174
Loans collateralized by securities
Loans (CHF million)
Gross loans	26,175	26,350
of which held at amortized cost	26,175	26,350
Impaired loan portfolio (CHF million)
Non-performing loans	58	27
Non-interest-earning loans	11	13
Total non-performing and non-interest-earning loans	69	40
Restructured loans	0	0
Potential problem loans	0	46
Total other impaired loans	0	46
Gross impaired loans	69	86
Consumer finance
Loans (CHF million)
Gross loans	4,180	3,759
of which held at amortized cost	4,169	3,750
Impaired loan portfolio (CHF million)
Non-performing loans	113	113
Non-interest-earning loans	28	28
Total non-performing and non-interest-earning loans	141	141
Restructured loans	0	0
Potential problem loans	14	24
Total other impaired loans	14	24
Gross impaired loans	155	165
Corporate and institutional
Loans (CHF million)
Gross loans	117,557	114,684
of which held at amortized cost	97,053	94,000	86,513
allowance for loan losses	(569)	(563)	(586)	(675)
Impaired loan portfolio (CHF million)
Non-performing loans	384	254
Non-interest-earning loans	217	174
Total non-performing and non-interest-earning loans	601	428
Restructured loans	36	13
Potential problem loans	391	506
Total other impaired loans	427	519
Gross impaired loans	1,028	947
Real estate.
Loans (CHF million)
Gross loans	23,263	22,397
of which held at amortized cost	22,952	22,125
Impaired loan portfolio (CHF million)
Non-performing loans	23	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	27	17
Restructured loans	0	0
Potential problem loans	21	24
Total other impaired loans	21	24
Gross impaired loans	48	41
Commercial and industrial loans
Loans (CHF million)
Gross loans	58,740	56,984
of which held at amortized cost	46,907	44,834
Impaired loan portfolio (CHF million)
Non-performing loans	253	194
Non-interest-earning loans	158	110
Total non-performing and non-interest-earning loans	411	304
Restructured loans	36	13
Potential problem loans	312	425
Total other impaired loans	348	438
Gross impaired loans	759	742
Financial institutions
Loans (CHF million)
Gross loans	32,810	33,058
of which held at amortized cost	25,554	25,400
Impaired loan portfolio (CHF million)
Non-performing loans	108	49
Non-interest-earning loans	49	52
Total non-performing and non-interest-earning loans	157	101
Restructured loans	0	0
Potential problem loans	58	57
Total other impaired loans	58	57
Gross impaired loans	215	158
Governments and public institutions
Loans (CHF million)
Gross loans	2,744	2,245
of which held at amortized cost	1,640	1,641
Impaired loan portfolio (CHF million)
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6